Real Estate (Real Estate Available and Held for Sale) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) lease_asset	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Real Estate Properties [Line Items]
Property transferred to held for sale, aggregate, carrying value		$ 8.2
Commercial Operating Properties
Real Estate Properties [Line Items]
Property transferred to held for sale, aggregate, carrying value	$ 16.1
Property transferred from held for sale, aggregate, carrying value		$ 2.9
Residential Operating Properties
Real Estate Properties [Line Items]
Property transferred to held for sale, aggregate, carrying value	$ 1.8
Number of residential units | lease_asset	2
Condominium Units
Real Estate Properties [Line Items]
Property transferred to held for sale, aggregate, carrying value			$ 56.7
Net Lease
Real Estate Properties [Line Items]
Property transferred to held for sale, aggregate, carrying value	$ 1.8		$ 4.0